Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2019	December 31, 2018
	$	$
Accounts payable	1,604,972	848,332
Accrued liabilities	1,060,587	1,101,890

	2,665,559	1,950,222